SUBSEQUENT EVENTS (Details) - Guangzhou Shanxingzhe Technology Investment Partnership Co., Ltd. $ in Thousands, ¥ in Millions	Nov. 19, 2022 CNY (¥)	Feb. 27, 2023 USD ($)	Feb. 27, 2023 CNY (¥)	Nov. 19, 2022 USD ($)	Nov. 19, 2022 CNY (¥)
Subsequent Event [Line Items]
Investment owned, at cost				$ 2,900	¥ 20
Consideration for equity transfer	¥ 20
Equity interests				28.57%	28.57%
Subsequent Event [Member]
Subsequent Event [Line Items]
Investment owned, at cost		$ 1,450	¥ 10